Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income (loss)	$ 3,232.0	$ (204.1)	$ 2,737.6
Other comprehensive income (loss) from continuing operations:
Change in foreign currency translation gains (losses)	(429.6)	362.9	(300.0)
Change in net unrealized gains (losses) on securities	(8.8)	(181.3)	303.0
Change in defined benefit pension and retiree health benefit plans (Note 14)	544.0	(566.8)	(508.5)
Change in effective portion of cash flow hedges	(6.0)	27.8	11.7
Other comprehensive income (loss) from continuing operations before income taxes	99.6	(357.4)	(493.8)
Benefit (provision) for income taxes related to other comprehensive income (loss) from continuing operations	(30.3)	402.7	(10.6)
Net other comprehensive income (loss)	83.6	174.5	(645.1)
Comprehensive income (loss)	3,315.6	(29.6)	2,092.5
Continuing Operations
Other comprehensive income (loss) from continuing operations:
Net other comprehensive income (loss)	69.3	45.3	(504.4)
Discontinued Operations
Other comprehensive income (loss) from continuing operations:
Net other comprehensive income (loss)	$ 14.3	$ 129.2	$ (140.7)